Intangible assets - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£) cash_generating_unit	Dec. 31, 2023 GBP (£) cash_generating_unit	Dec. 31, 2022 GBP (£)	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 41,129	£ 41,091
Impairment		694	27,614
Future contractual commitments		£ 5	£ 2
Value-in-use calculation on detailed financial budgets extrapolated period		10 years	10 years
Number of cash-generating units assessed for impairment | cash_generating_unit		17	17
Percentage of growth of operating units in financial budget in year 2 to 10 per annum		3.00%	3.00%
Value-in-use calculation on detailed financial budgets, period		2 years
Percentage of growth of operating units in financial budget after year 10 per annum		1.00%	1.00%
Impairment of goodwill		£ 39	£ 4,614	£ 0
Cash retained for working capital needs					£ 416	$ 750
Settlement of tobacco litigation in Canada
Disclosure Of Intangible Assets [Line Items]
Other provisions					£ 18,000	$ 32,500
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Intangible Assets [Line Items]
Percentage of cash tax refunds received from upfront payments					85.00%	85.00%
Annual payments, percentage of net income after taxes					85.00%	85.00%
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit		1	1
Forecast assumptions amended period			5 years
AME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit		9	9
APMEA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit		7	7
Other
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 317	£ 340
Number of cash-generating units assessed for impairment | cash_generating_unit		8
Pre-tax discount rates		8.40%	6.70%
Malaysia
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 187	£ 217
Forecast assumptions amended period		5 years
Percentage of growth of operating units in financial budget after year 5 per annum		(1.40%)
Impairment of goodwill		£ 39
Pre-tax discount rates		10.60%	10.20%
South Africa
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 186	£ 189
Impairment of goodwill			£ 291
Pre-tax discount rates		10.70%	14.30%
Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 74	£ 73
Impairment of goodwill			£ 24
Pre-tax discount rates		8.70%	12.40%
Reynolds American
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period		5 years
Percentage of growth of operating units in financial budget after year 5 per annum		1.00%	1.00%
– internal development
Disclosure Of Intangible Assets [Line Items]
– internal development		£ 80	£ 75
Brand names
Disclosure Of Intangible Assets [Line Items]
Carrying amount		9,832	10,308
Intangible assets		£ 42,605	43,431
Value-in-use calculation on detailed financial budgets extrapolated period		5 years
Brand names | Camel Snus
Disclosure Of Intangible Assets [Line Items]
Impairment		£ 646
Carrying amount		£ 459	£ 1,099
Long-term growth rates		(6.90%)	1.00%
Pre-tax discount rates		8.60%	7.80%
Brand names | Grizzly
Disclosure Of Intangible Assets [Line Items]
Carrying amount		£ 9,373	£ 9,209
Long-term growth rates		1.00%	1.00%
Pre-tax discount rates		7.60%	7.80%
Brand names | Top of range
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives		30 years	20 years
Brand names | Minimum
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives		20 years
Brand names | Forecast
Disclosure Of Intangible Assets [Line Items]
Increase in amortisation intangible assets other than goodwill	£ 23	£ 1,400
Brand names | Camel Snus | Forecast
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives	20 years
Brand names | Grizzly | Decrease in volume year on year in the discrete period, rate
Disclosure Of Intangible Assets [Line Items]
Possible assumptions decrease In volume year on year in the discrete period, rate		3.00%
Assumptions decrease in volume year on year, period		5 years
Possible impairment		£ 900
Brand names | Newport
Disclosure Of Intangible Assets [Line Items]
Intangible assets		£ 20,421	£ 20,753
Pre-tax discount rates		8.60%	8.70%
Brand names | Newport | Decrease in volume year on year in the discrete period, rate
Disclosure Of Intangible Assets [Line Items]
Possible assumptions decrease In volume year on year in the discrete period, rate		1.00%
Possible impairment		£ 1,300
Goodwill
Disclosure Of Intangible Assets [Line Items]
Impairment		39	£ 4,614
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development		0	0
Computer software and assets in the course of development | Cost | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development		398	450
Reynolds American
Disclosure Of Intangible Assets [Line Items]
Goodwill		31,491	30,938
Impairment			27,291
Reynolds American | Brand names
Disclosure Of Intangible Assets [Line Items]
Carrying amount		9,832	51,930
Intangible assets		42,605	1,809
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill		4,091	4,274
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 2,229	£ 2,386
Long-term growth rates		(3.65%)	(2.50%)
Period of value in use calculation on basis of cash flow forecast		5 years
Pre-tax discount rates		9.80%	20.30%
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 1,363	£ 1,428
ST
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 1,024	£ 1,074